NOTE 5 - RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
May 31, 2019
Disclosure Text Block [Abstract]
Related Party Transactions
(b)	Related Party Receivable
Related Party	Note	As of May 31, 2019	As of August 31, 2018
Cannis, Inc. (formerly Zartex, Inc.)	(a)	$ 22,321	$ -
Total		$ 22,321	$ -

(2) Related Party Payable

Related Party	Note	As of May 31, 2019	As of August 31, 2018
Ching Eu Boon (Mr. Ching”)	(b)	$ 2,919,712	$ 1,084,691
Total		$ 2,919,712	$ 1,084,691